Annual Fund Operating Expenses - Invesco BulletShares 2030 Municipal Bond ETF - ETF	Dec. 17, 2021
Operating Expenses:
Management Fees	0.18%
Other Expenses	none
Total Annual Fund Operating Expenses	0.18%